Subsequent Events - Leverage Ratio (Details) (Amendment Number One to Term Loan Agreement, Subsequent Event)	Jul. 30, 2014
Quarter Ended September 30, 2015
Subsequent Event [Line Items]
Minimum Interest Coverage Ratio	1.25
Maximum Consolidated Leverage Ratio	11.20
Quarter Ended December 31, 2015
Subsequent Event [Line Items]
Minimum Interest Coverage Ratio	1.55
Maximum Consolidated Leverage Ratio	8.60
Quarter Ended March 31, 2016
Subsequent Event [Line Items]
Minimum Interest Coverage Ratio	1.70
Maximum Consolidated Leverage Ratio	8.00
Quarter Ended June 30, 2016
Subsequent Event [Line Items]
Minimum Interest Coverage Ratio	1.75
Maximum Consolidated Leverage Ratio	7.40
Quarter Ended September 30, 2016
Subsequent Event [Line Items]
Minimum Interest Coverage Ratio	1.75
Maximum Consolidated Leverage Ratio	7.00
Quarter Ended December 31, 2016 and Thereafter
Subsequent Event [Line Items]
Minimum Interest Coverage Ratio	1.75
Maximum Consolidated Leverage Ratio	6.30